GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
GENERAL
GENERAL

NOTE 1: — GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.

On May 27, 2022, Freightos Hong Kong Limited (formerly: Freightos Limited) (“Freightos-HK”), a Hong-Kong entity, completed a series of share swap transactions with its shareholders by which the shareholders of Freightos-HK exchanged their shares in Freightos-HK for an equivalent number and class of shares of the newly-created Freightos Cayman (the “Group Restructuring”). As of that date, Freightos-HK became a wholly-owned subsidiary of the Company. On September 30, 2022 Freightos-HK distributed the shares of several of its subsidiaries to the Company. Prior to that, in August 2022, as part of the distribution of shares of its subsidiaries, Freightos-HK increased its retained earnings by reducing its share premium for the same amount.

Freightos-HK filed for, and obtained, a ruling from the Israel Tax Authority to confirm there was no current tax event for its Israeli shareholders arising out of these restructuring transactions. The ruling provides the Company, Freightos-HK and their subsidiaries certain tax benefits regarding the exchange of shares and distribution of the shares of the Group’s subsidiaries, and includes a condition according to which the Company will register for tax purposes in Israel.

The restructuring transaction was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company. Since the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares, per share data in these financial statements did not retrospectively change. The share capital of Freightos-HK does not have par value, and was retrospectively adjusted to reflect the Company’s share capital which has par value of $0.00001 per share.

b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight. Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments - Platform and Solutions. The Platform segment provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.	The Group has the following subsidiaries as of June 30, 2023:

Freightos-HK, a wholly-owned subsidiary of the Company following the Group Restructuring (see Note 1a), was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK still served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd, a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Israel on August 8, 2012 and started its operation on that date (the “Israeli subsidiary”). Currently, the Israeli subsidiary owns the technology and intellectual property of the Group and Freightos-HK provides business interface and fronting services to the Israeli subsidiary.

Freightos Software Development and Data Services Ltd., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority (the “Palestinian subsidiary”). The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

NOTE 1: — GENERAL (continued)

Freightos Inc., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Delaware in the United States on May 28, 2015 (the “US subsidiary”). The US subsidiary is engaged in rendering billing services and holds the membership interests of 9T Technologies, LLC and the shares of Clearit Customs Services, Inc. (see below).

Web Cargo, S.L.U., a wholly-owned Spanish subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was acquired in August 2016 (“WebCargo”). WebCargo is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, WebCargo operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd., a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China (the “China subsidiary”). The China subsidiary engages in providing certain customer and technical support services to the Group.

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC. (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on December 30, 2021. 7LFreight is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (formerly: 13096351 Canada Inc.) (“Clearit-CA”), a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was established in June 2021 in Canada to acquire certain assets as part of a business combination completed on February 16, 2022. Clearit-CA is engaged in the business of providing online customs clearance and brokerage services in Canada.

Clearit Customs Services, Inc. (“Clearit-US”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination completed on February 16, 2022. Clearit-US is engaged in the business of providing online customs clearance and brokerage services in the US.

Freightos Merger Sub II, wholly owned subsidiary of the Company incorporated in the Cayman Islands in 2022 for the purpose of consummating the BCA entered into by the Company, Freightos Merger Sub I and Freightos Merger Sub II (see Note 1d), has no operations and is in the process of liquidation.

d.	Business Combination Agreement

On May 31, 2022, the Company entered into a business combination agreement (the “BCA”) with Gesher I Acquisition Corp., a Cayman Islands exempted company limited by shares (“Gesher”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of the Company (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Freightos (“Merger Sub II”). The BCA was closed on January 25, 2023 (the “Closing Date”).

Pursuant to the BCA, on the Closing Date Merger Sub I merged with and into Gesher, with Gesher being the surviving entity. Then, Gesher merged with and into Merger Sub II with Merger Sub II surviving as a wholly-owned subsidiary of Freightos (collectively, the “Transactions”). Upon consummation of the Transactions, Freightos became a publicly traded company listed on the Nasdaq Capital Market under the symbols “CRGO” and “CRGOW” and the former equity holders of Gesher became equity holders of Freightos.

NOTE 1: — GENERAL (continued)

On the Closing Date, in connection with the closing of the Transactions Freightos also consummated private placements contemplated by a forward purchase agreement and a backstop agreement, each assigned from Gesher to the Company. Pursuant to these agreements a Forward Purchaser, as defined in the forward purchase agreement, purchased 4,000,000 Freightos units (consisting of one Ordinary share and one-half of a warrant) for a purchase price of $40,000 and additionally fulfilled a $10,000 backstop commitment in exchange for 1,000,000 Freightos Ordinary shares and 500,000 Freightos newly issued warrants. In addition, a Backstop Investor, as defined in the backstop agreement, fulfilled the $10,000 backstop commitment in exchange for 1,000,000 Freightos Ordinary shares and 100,000 newly issued Freightos warrants. In addition, pursuant to a PIPE Agreement, an investor purchased 1,000,000 Freightos Ordinary shares for a purchase price of $10,000.

On the Closing Date, in connection with the closing of the Transactions the Company and its shareholders recapitalized the Company’s equity securities whereby each share of the Company’s Preferred shares was converted into one Ordinary share. In addition, and immediately following that conversion each Ordinary share was converted into 3.51806 Ordinary shares (the “Share Split”). At the same time, and as part of the Share Split, each outstanding option to purchase an Ordinary share was converted into an option to purchase 3.51806 Ordinary shares and the exercise price of such option was reduced by dividing the exercise price by 3.51806. As a result of the Share Split the Ordinary shares, Preferred shares, options for Ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements.

The Transactions were accounted for as a reverse recapitalization, in accordance with the relevant International Financial Reporting Standards (“IFRS”) and the Group was deemed to be the accounting acquirer. Gesher did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations”, and the Transactions were instead accounted for within the scope of IFRS 2 - “Share based payment” (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2 the Company recorded a one-time share-based Share listing expense of $46,717 at the closing of the BCA that was calculated based on the excess of the fair value of the Company issued to public investors over the fair value of the identifiable net assets of Gesher that were acquired:

		Number of
	Amount	Shares
Shares issued to Gesher shareholders		4,287,156
Opening price of the Company’s share on Nasdaq as of January 25, 2023 ($)	10.23
(A) Fair value of the Company’s shares issued to Gesher shareholders	43,858
Warrants issued to Gesher shareholders		12,250,000
Opening price of the Company’s warrants on Nasdaq as of January 25, 2023 ($)	0.74
(B) Fair value of the Company’s warrants issued to Gesher shareholders	9,012
Gesher’s cash in trust	8,127
Gesher’s liabilities	(1,974)
(C) Net assets of Gesher	6,153
IFRS 2 Listing expenses (A+B-C)	46,717

e.	These interim consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of June 30, 2023, the Company had an accumulated deficit of $173,704. During the six months ended June 30, 2023, the Company incurred a loss of $54,998 and negative cash flow from operating activities of $18,809. The Company’s management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.

NOTE 1: — GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.

On May 27, 2022, Freightos Hong Kong Limited (formerly: Freightos Limited) (“Freightos-HK”), a Hong-Kong entity, completed a series of share swap transactions with its shareholders by which the shareholders of Freightos-HK exchanged their shares in Freightos-HK for an equivalent number and class of shares of the newly-created Freightos Cayman (the “Group Restructuring”). As of that date, Freightos-HK became a wholly-owned subsidiary of the Company. On September 30, 2022 Freightos-HK distributed the shares of several of its subsidiaries to the Company. Prior to that, in August 2022, as part of the distribution of shares of its subsidiaries, Freightos-HK increased its retained earnings by reducing its share premium for the same amount.

Freightos-HK has filed for, and obtained, a ruling from the Israel Tax Authority to confirm there is no current tax event for its Israeli shareholders arising out of these restructuring transactions. The ruling provides the Company, Freightos-HK and their subsidiaries certain tax benefits regarding the exchange of shares and distribution of the shares of Group’s subsidiaries, and includes a condition pursuant to which the Company registered for tax purposes in Israel.

The restructuring transaction was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company. Since the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares, per share data in these financial statements did not retrospectively change due to the Group Restructuring. The share capital of Freightos-HK does not have par value, and was retrospectively adjusted to reflect the Company’s share capital which has par value of $0.00001 per share for all classes of shares.

b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight. Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments - Platform and Solutions. The Platform segment provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.The Group has the following subsidiaries as of December 31, 2022:

Freightos HK, a wholly-owned subsidiary of the Company following the Group Restructuring (see Note 1a), was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK still served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd, a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Israel on August 8, 2012 and started its operation on that date (the “Israeli subsidiary”). Currently, the Israeli subsidiary owns the technology and intellectual property of the Group and Freightos-HK provides business interface and fronting services to the Israeli subsidiary.

Freightos Software Development and Data Services Ltd., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority (the “Palestinian subsidiary”). The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

NOTE 1: — GENERAL (continued)

Freightos Inc., a wholly-owned subsidiary of the Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Delaware in the United States on May 28, 2015 (the “US subsidiary”). The US subsidiary is engaged in rendering billing services and holds the membership interests of 9T Technologies, LLC (see below).

Web Cargo, S.L.U., a wholly-owned Spanish subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was acquired in August 2016 (“WebCargo”) (see also Note 11b). WebCargo is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, WebCargo operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd., a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China (the “China subsidiary”). The China subsidiary engages in providing certain customer and technical support services to the Group.

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC. (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on December 30, 2021 (see Note 5b). 7LFreight is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (formerly: 13096351 Canada Inc.), a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was established in June 2021 in Canada to acquire certain assets as part of a business combination signed on November 3, 2021 and completed on February 16, 2022 (see Note 5a.).

Clearit Customs Services Inc. (“Clearit-US”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on February 16, 2022 (see Note 5a). Clearit-US is engaged in the business of providing online customs clearance and brokerage services in the US.

Freightos Merger Sub I and Freightos Merger Sub II, wholly owned subsidiaries of the Company incorporated in the Cayman Islands in 2022 for the purpose of consummating the BCA entered into by the Company, Freightos Merger Sub I and Freightos Merger Sub II (see Note 1d).

d.Business Combination Agreement

On May 31, 2022, the Company entered into a business combination agreement (the “BCA”) with Gesher I Acquisition Corp., a Cayman Islands exempted company limited by shares (“Gesher”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of the Company (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Freightos (“Merger Sub II”). The BCA was closed on January 25, 2023 (the “Closing Date”).

Pursuant to the BCA, on the Closing Date Merger Sub I merged with and into Gesher, with Gesher being the surviving entity. Then, Gesher merged with and into Merger Sub II with Merger Sub II surviving as a wholly-owned subsidiary of Freightos (collectively, the “Transactions”). Upon consummation of the Transactions, Freightos became a publicly traded company listed on the Nasdaq Capital Market under the symbols “CRGO” and “CRGOW” and the former equity holders of Gesher became equity holders of Freightos.

NOTE 1: — GENERAL (continued)

On the Closing Date, in connection with the closing of the Transactions Freightos also consummated private placements contemplated by a forward purchase agreement and a backstop agreement, each assigned from Gesher to the Company. Pursuant to these agreements a Forward Purchaser, as defined in the forward purchase agreement, purchased 4,000,000 Freightos Units for a purchase price of $40,000 and additionally fulfilled a $10,000 backstop commitment in exchange for 1,000,000 Freightos Ordinary shares and 500,000 Freightos newly issued warrants. In addition, a Backstop Investor, as defined in the backstop agreement, fulfilled the $10,000 backstop commitment in exchange for 1,000,000 Freightos Ordinary share and 100,000 newly issued Freightos Warrants. In addition, pursuant to a PIPE Agreement, an investor purchased 1,000,000 Freightos Ordinary shares for a purchase price of $10,000.

On the Closing Date, in connection with the closing of the Transactions the Company and its shareholders recapitalized the Company’s equity securities whereby each share of the Company’s Preferred shares was converted into one Ordinary share. In addition, and immediately following that conversion each Ordinary share was converted into 3.51806 Ordinary shares (the “Share Split”). At the same time, and as part of the Share Split each outstanding option to purchase an Ordinary share was converted into an option to purchase 3.51806 Ordinary shares and the exercise price of such option was reduced by dividing the exercise price by 3.51806. As a result of the Share Split the Ordinary shares, Preferred shares, options for Ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements.

e.	These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2022, the Company had an accumulated deficit of $118,706. During the year ended December 31, 2022, the Company incurred a loss of $24,701 and negative cash flow from operating activities of $14,908. Subsequent to the reporting date the Company raised approximately $82,439 as part of the closing of the BCA and the related transactions (see Note 1d). The Company’s management concluded that the Company has sufficient funds to continue its operations and meet its obligations for a period of at least twelve months from the date the financial statements were authorized for issuance.